Variable Portfolio – Partners International Growth Fund
First Quarter Report
March 31, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Variable Portfolio – Partners International Growth Fund, March 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.5%
Issuer	Shares	Value ($)
Australia 0.9%
Cochlear Ltd.	21,600	4,750,515
CSL Ltd.	44,100	8,274,374
Total		13,024,889
Brazil 1.8%
Itaú Unibanco Holding SA, ADR	1,427,007	9,889,158
MercadoLibre, Inc.(a)	10,387	15,704,729
Total		25,593,887
Canada 6.0%
Alimentation Couche-Tard, Inc.	170,400	9,725,462
Canadian National Railway Co.	66,900	8,809,533
Canadian Pacific Kansas City Ltd.	173,376	15,286,562
Constellation Software, Inc.	4,125	11,267,580
Dollarama, Inc.	203,977	15,539,025
Intact Financial Corp.	82,232	13,358,185
Shopify, Inc., Class A(a)	151,719	11,708,155
Total		85,694,502
China 1.4%
Kweichow Moutai Co., Ltd., Class A	55,400	13,058,937
PDD Holdings, Inc., ADR(a)	62,538	7,270,042
Total		20,328,979
Denmark 5.0%
Coloplast A/S, Class B	51,200	6,912,874
DSV A/S	85,978	13,976,125
Novo Nordisk A/S	396,163	50,817,179
Total		71,706,178
Finland 0.4%
KONE OYJ, Class B	113,500	5,287,638
France 15.0%
Air Liquide SA	43,780	9,108,372
Airbus Group SE	120,377	22,176,911
Capgemini SE	60,331	13,882,815
Dassault Systemes SE	514,195	22,761,958
Hermes International SCA	2,440	6,236,106
L’Oreal SA	58,530	27,718,149
LVMH Moet Hennessy Louis Vuitton SE	29,626	26,657,379
Common Stocks (continued)
Issuer	Shares	Value ($)
Safran SA	92,144	20,868,010
Schneider Electric SE	81,502	18,425,681
Thales SA	57,934	9,876,611
TotalEnergies SE	307,455	21,149,643
VINCI SA	130,131	16,699,537
Total		215,561,172
Germany 2.8%
Adidas AG	42,200	9,428,698
Infineon Technologies AG	410,352	13,954,242
Merck KGaA	49,100	8,658,073
SAP SE	44,100	8,587,108
Total		40,628,121
Hong Kong 1.2%
AIA Group Ltd.	877,200	5,900,551
CLP Holdings Ltd.	603,000	4,809,675
Hang Lung Properties Ltd.	1,787,000	1,837,656
Jardine Matheson Holdings Ltd.	115,800	4,319,525
Total		16,867,407
India 3.6%
HDFC Bank Ltd.	945,869	16,493,706
Infosys Ltd.	664,094	11,959,100
Reliance Industries Ltd.	649,378	23,220,581
Total		51,673,387
Ireland 3.7%
CRH PLC	175,343	15,125,087
ICON PLC(a)	75,005	25,197,930
Kingspan Group PLC	143,264	13,047,970
Total		53,370,987
Italy 1.6%
Ferrari NV	14,400	6,278,911
Moncler SpA	158,964	11,862,012
Recordati Industria Chimica e Farmaceutica SpA	79,900	4,411,899
Total		22,552,822

Variable Portfolio – Partners International Growth Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners International Growth Fund, March 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Japan 16.5%
Chugai Pharmaceutical Co., Ltd.	121,500	4,643,170
Daiichi Sankyo Co., Ltd.	403,500	12,838,927
Daikin Industries Ltd.	45,300	6,185,295
FANUC Corp.	151,500	4,226,318
Hoya Corp.	244,200	30,542,303
ITOCHU Corp.	168,300	7,230,101
Keyence Corp.	52,440	24,345,843
Lasertec Corp.	58,800	16,759,780
MISUMI Group, Inc.	231,200	3,220,852
Mitsui & Co., Ltd.	186,600	8,723,847
Murata Manufacturing Co., Ltd.	383,900	7,179,857
Obic Co., Ltd.	32,200	4,863,847
Shimadzu Corp.	130,700	3,640,535
Shin-Etsu Chemical Co., Ltd.	731,100	32,067,472
SMC Corp.	33,400	18,842,951
Sysmex Corp.	283,500	5,059,028
Terumo Corp.	263,800	4,827,185
Tokio Marine Holdings, Inc.	354,700	11,118,521
Tokyo Electron Ltd.	115,500	30,081,880
Total		236,397,712
Netherlands 5.9%
ASML Holding NV	55,189	53,503,630
BE Semiconductor Industries NV	63,739	9,763,451
Ferrari NV	31,454	13,712,057
Universal Music Group NV	131,000	3,936,596
Wolters Kluwer NV	27,300	4,274,903
Total		85,190,637
Singapore 0.5%
CapitaLand Ascendas REIT	3,622,624	7,431,009
Spain 3.8%
Amadeus IT Group SA, Class A	323,923	20,794,791
Industria de Diseno Textil SA	680,280	34,256,379
Total		55,051,170
Common Stocks (continued)
Issuer	Shares	Value ($)
Sweden 2.9%
Atlas Copco AB, Class A	1,238,959	20,924,229
Atlas Copco AB, Class B	420,200	6,206,336
Evolution AB	114,733	14,250,293
Total		41,380,858
Switzerland 4.9%
Kuehne & Nagel International AG	23,700	6,593,784
Lonza Group AG, Registered Shares	11,500	6,872,383
Nestlé SA, Registered Shares	64,400	6,842,498
Novartis AG, Registered Shares	73,000	7,070,666
Partners Group Holding AG	10,934	15,619,063
SGS SA, Registered Shares	81,400	7,902,518
Straumann Holding AG, Registered Shares	73,706	11,760,359
VAT Group AG	15,000	7,748,909
Total		70,410,180
Taiwan 5.2%
MediaTek, Inc.	573,000	20,762,257
Taiwan Semiconductor Manufacturing Co., Ltd.	1,663,000	39,839,184
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	101,600	13,822,680
Total		74,424,121
United Kingdom 12.5%
Ashtead Group PLC	214,718	15,294,195
AstraZeneca PLC	130,000	17,464,698
BAE Systems PLC	780,260	13,299,866
Compass Group PLC	1,070,545	31,401,926
Diageo PLC	182,400	6,749,205
Experian PLC	613,330	26,724,598
Haleon PLC	3,206,913	13,439,466
Halma PLC	341,011	10,182,718
London Stock Exchange Group PLC	184,521	22,078,694
Prudential PLC	499,000	4,679,911
Rentokil Initial PLC	1,486,376	8,837,267
Spirax-Sarco Engineering PLC	68,371	8,674,641
Total		178,827,185
Variable Portfolio – Partners International Growth Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners International Growth Fund, March 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
United States 2.9%
Linde PLC	42,775	19,861,288
lululemon athletica, Inc.(a)	38,217	14,929,471
Roche Holding AG, Genusschein Shares	26,000	6,638,295
Total		41,429,054
Total Common Stocks (Cost $1,150,742,189)		1,412,831,895

Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.543%(b),(c)	18,195,108	18,191,469
Total Money Market Funds (Cost $18,190,570)		18,191,469
Total Investments in Securities (Cost $1,168,932,759)		1,431,023,364
Other Assets & Liabilities, Net		3,319,464
Net Assets		$1,434,342,828
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2024.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.543%
	20,799,140	79,224,147	(81,832,322)	504	18,191,469	(506)	217,284	18,195,108
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Variable Portfolio – Partners International Growth Fund  | First Quarter Report 2024

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You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7055_12_C01_(05/24)